Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: November 9, 2021

Payment Date	11/15/2021
Collection Period Start	10/1/2021
Collection Period End	10/31/2021
Interest Period Start	10/15/2021
Interest Period End	11/14/2021

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$296,945,491.46	$25,332,085.85	$271,613,405.61	0.591750	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$463,691,491.46	$25,332,085.85	$438,359,405.61

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$467,218,357.54	$441,886,271.69	0.313229
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$467,218,357.54	$441,886,271.69
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$296,945,491.46	1.92000%	30/360	$475,112.79
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$463,691,491.46			$763,100.95

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$467,218,357.54	$441,886,271.69
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$467,218,357.54	$441,886,271.69
Number of Receivable Outstanding	41,645	40,433
Weight Average Contract Rate	4.69%	4.70%
Weighted Average Remaining Term (months)	35	34

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,807,000.76
Principal Collections	$25,235,402.82
Liquidation Proceeds	$140,299.50
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,182,703.08
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,182,703.08

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$389,348.63	$389,348.63	$—	$—	$26,793,354.45
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,793,354.45
Interest - Class A-2 Notes	$—	$—	$—	$—	$26,793,354.45
Interest - Class A-3 Notes	$475,112.79	$475,112.79	$—	$—	$26,318,241.66
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$26,115,019.06
First Allocation of Principal	$—	$—	$—	$—	$26,115,019.06
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$26,089,624.66
Second Allocation of Principal	$—	$—	$—	$—	$26,089,624.66
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$26,061,878.93
Third Allocation of Principal	$7,697,219.77	$7,697,219.77	$—	$—	$18,364,659.16
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,333,033.73
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,225,033.73
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,225,033.73
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$698,167.65
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$698,167.65
Remaining Funds to Certificates	$698,167.65	$698,167.65	$—	$—	$—
Total	$27,182,703.08	$27,182,703.08	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$467,218,357.54	$441,886,271.69
Note Balance	$463,691,491.46	$438,359,405.61
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	7	$96,683.03
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	104	$140,299.50
Monthly Net Losses (Liquidation Proceeds)			$(43,616.47)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			(0.24)%
Preceding Collection Period			0.11%
Current Collection Period			(0.12)%
Four-Month Average Net Loss Ratio			(0.05)%
Cumulative Net Losses for All Periods			$2,132,685.03
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	97	$1,273,812.90
60-89 Days Delinquent	0.07%	20	$294,746.19
90-119 Days Delinquent	0.01%	3	$47,825.09
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.37%	120	$1,616,384.18

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	2	$24,658.92
Total Repossessed Inventory	3	$38,575.49

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	23	$342,571.28
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.09%
Second Preceding Collection Period		0.07%
Preceding Collection Period		0.07%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.44	0.10%	33	0.08%